Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	NATIONAL BANK HOLDINGS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35654
Entity Tax Identification Number	27-0563799
Entity Address, Address Line One	7800 East Orchard Road
Entity Address, Adress Line Two	Suite 300
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	303
Local Phone Number	892-8715
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, Par Value $0.01
Trading Symbol	NBHC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001475841
Amendment Flag	false